Income Taxes (Details Textual) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2013
Income Taxes (Textual)
Net operating loss carryforwards	$ 104,000	$ 76,000
Net operating loss carryforwards expiration period	Through 2033	Through 2033